Offerings - Offering: 1	Sep. 03, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.730% Notes due September 5, 2030
Amount Registered | shares	1,250,000,000
Maximum Aggregate Offering Price	$ 1,250,000,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 191,375.00
Offering Note	The maximum aggregate offering price of the securities to which the prospectus relates is $1,250,000,000.00. The prospectus is a final prospectus for the related offering.